Accounts Receivable, net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, net	Accounts Receivable, net
Accounts receivable, net consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	1,169,775	105,149	13,409
Less: allowance for credit losses	(945,379)	(14,881)	(1,897)
Accounts receivable, net	224,396	90,268	11,512
The movement of allowance for credit losses was as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	966,947	945,379	120,553
Write off	—	(928,500)	(118,401)
Addition	691	-	-
Recovery	(22,259)	(1,998)	(255)
Ending balance	945,379	14,881	1,897